Provision for judicial and administrative proceedings (Details Narrative) R$ in Thousands	1 Months Ended	12 Months Ended
	Aug. 22, 2019 BRL (R$)	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 20,123,806	R$ 18,140,556
Provision amounts		1,112,153	960,881	R$ 886,947
Labor Contingent Liability 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		179,132	150,881
Civil Proceedings P R O C O N [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		168,987	116,985
Civil Proceedings Former Trade Partners [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		27,740	20,708
Civil Proceedings Others [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		14,642	20,089
Civil Proceedings Social Environmental And Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 2,471	R$ 356
Labor Proceedings Former Employees [Member]
IfrsStatementLineItems [Line Items]
Number of labour claims | Number		1,628	1,314
Tax Contingent Liability 27 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 214,450	R$ 192,132
Tax Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		3,275,840	3,026,326
Provision amounts		4,303	8,510
Tax Contingent Liability 4 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		16,169	15,149
Tax Contingent Liability One [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		R$ 42,171	39,554
Percentage of provision		11.00%
Tax Contingent Liability Two [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		R$ 64,140	60,382
Tax Contingent Liability 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		9,640,939	8,782,114
Provision amounts		24,811	41,352
Revenue from rendering of telecommunication services		6,757	5,291
Claims and legal proccedings for input output of goods		17,471	16,216
Gratuitous loan		11,943	16,374
Credits Related To Tax Substitution		10,392	22,183
Discount offered		1,236,502	1,140,553
Employee benefits		394,834	356,251
Acquisition of electricity		154,673	138,242
Tax Contingent Liability 44 [Member]
IfrsStatementLineItems [Line Items]
Cancellation of telecommunications		31,340	29,779
Social Security [Member]
IfrsStatementLineItems [Line Items]
Payment of social security contributions		80,456	85,720
Tax adjustment amount		13,014,078	12,133,168
Labor Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 289,354	R$ 306,315
Number of labour claims | Number		3,384	3,067
Tax Contingent Liability 5 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 1,579,257	R$ 1,467,409
Tax Contingent Liability 6 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		265,163	231,810
Tax Contingent Liability 7 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		73,307	69,124
Tax Contingent Liability 8 [Member] | T I M Celular S A [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		292,662	268,170
Tax Contingent Liability 99 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		437,419	410,662
Tax Contingent Liability 12 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		694,479	654,011
Tax Contingent Liability 13 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		3,835,583	3,449,439
Tax Contingent Liability 17 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		900,731	727,057
Tax Contingent Liability 18 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		625,202	547,575
Tax Contingent Liability 20 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		136,243	116,700
Tax Claim State Taxes Collection Of I C M S Tax On Subscription Services [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		330,805	286,519
Tax Contingent Liability 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,587,910	1,234,618
Tax Contingent Liability 22 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,281,547	618,343
Tax Contingent Liability 23 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		86,520	399,141
Tax Contingent Liability 25 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		149,764	137,944
Tax Contingent Liability 26 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		3,666,656	3,266,381
Regulatory Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 172,645	R$ 146,880
Civil Contingent Liability 2 [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	R$ 627,000
Description of additional commitment	additional commitment to bring mobile broadband, through the 4G network, to 350 municipalities with less than 30 thousand inhabitants thus reaching more than 3.4 million people.
Description of infrastruce implemented	The new infrastructure was implemented in three years – more than 99% of the municipalities were served in the first two years and the remaining three municipalities were served in November 2022 – with the Company guaranteeing the sharing regime with the other operators.